Debt - Schedule of Future Payments on Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 0
2023	3,083
2024	4,014
2025	2,903
Long-term debt, gross	10,000
Unamortized debt issuance costs	(495)
Long-term debt, total	$ 9,505	$ 640